FLOW THROUGH LIABILITY	12 Months Ended
Mar. 31, 2025
FLOW THROUGH LIABILITY
FLOW THROUGH LIABILITY

10. FLOW THROUGH LIABILITY

During the year ended March 31, 2024, the Company issued 15,384,615 flow-through shares at a price of $0.13 per share for gross proceeds of $2,000,000 (the “Financing”) and recognized a flow-through premium liability of $769,231 based on the difference between the flow-through share price and the non-flow-through share price in the concurrent offering. Subsequent to the Financing, the Company did not incur qualifying exploration expenses during the year ended March 31, 2024. The flow-through premium liability outstanding balance relating to these flow-through shares was $769,231 as at March 31, 2024. During the year ended March 31, 2025, the Company incurred qualifying exploration expenses which reduced the flow-through share premium liability to $nil, and which the Company recognized as other income on settlement of flow-through share premium liability.